Securities purchased (sold) under resale (repurchase) agreements (Tables)	12 Months Ended
Dec. 31, 2024
Securities purchased sold under resale repurchase agreements [Abstract]
Summary of securities purchased under agreements to resell	Securities purchased under resale agreements

	2024	2023

Collateral held	3,163,705	3,891,759
National Treasury Notes (NTNs) (i)	777,325	2,013,366
National Treasury Bills (LTNs) (i)	2,069,688	820,487
Financial Treasury Bills (LFTs) (i)	173,489	799,417
Debentures (ii)	27,560	89,234
Real Estate Receivable Certificates (CRIs) (ii)	11,073	80,565
Other	104,570	88,690

Collateral repledge	18,895,796	11,000,022
National Treasury Bills (LTNs) (i)	3,230,098	2,416,143
Financial Treasury Bills (LFTs) (i)	529,180	900,245
National Treasury Notes (NTNs) (i)	7,538,695	116,583
Debentures (ii)	4,304,132	4,258,213
Real Estate Receivable Certificates (CRIs) (ii)	1,982,544	2,436,462
Agribusiness Receivables Certificates (CRAs) (ii)	120,652	459,896
Interbank Deposits Certificates (CDIs) (ii)	815,302	304,572
Other	375,193	107,908

Expected Credit Loss (iii)	(2,364)	(2,803)

Total	22,057,137	14,888,978

(i)    Investments in purchase and sale commitments collateral-backed by sovereign debt securities refer to transactions involving the purchase of sovereign debt securities with a commitment to sale originated mainly in the subsidiaries XP CCTVM, Banco XP and in proprietary funds.
(ii)    Refers to corporate debt assets, which are low-risk investments collateral-backed.
(iii)    The reconciliation of gross carrying amount and the expected credit loss segregated by stages are presented in the Note 14.

Summary of securities sold under repurchase agreements	Securities sold under repurchase agreements

	2024	2023

National Treasury Bills (LTNs)	13,742,957	3,274,568
National Treasury Notes (NTNs)	29,235,747	8,456,861
Financial Treasury Bills (LFTs)	2,892,362	1,867,365
Debentures	14,889,816	8,776,735
Real Estate Receivable Certificates (CRIs)	9,260,382	9,201,853
Agribusiness Receivables Certificates (CRAs)	1,741,369	808,682
Other	17,088	954,447
Total	71,779,721	33,340,511